Liabilities for assets acquisitions and subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of Liabilities for Assets Acquisitions

	12/31/2025	12/31/2024
Business combinations
Facepa (1)	28,394	27,182
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)	66,446	93,308
	94,840	120,490

Current	17,719	21,166
Non-current	77,121	99,324
(1)Acquired in March 2018, for the amount of R$307,876, upon the payment of R$267,876, with the remainder updated at the IPCA, adjusted for possible losses incurred up to the payment date, with maturity in March 2028.
(2)On August 2014, the Company acquired Vale Florestar S.A. through VFFIP, with maturity up to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variations of the US$ exchange rate, and partially updated by the IPCA.